Income Tax - Reconciliation of deferred tax assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	$ 3,212	$ 47,060	$ 4,047	$ 3,212
Deferred tax benefit (expense)	19,994	(15,916)
Deferred tax assets			35,351	17,084
Deferred tax liabilities			(31,304)	(13,872)
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes			7,197	4,804
Provisions, accruals and prepayments			19,561	13,421
Deferred revenue			45,874	37,342
Unrealized foreign currency exchange gains			92	0
Unused tax losses			616,667	401,108
Intangible assets			1,818,086	1,963,534
Tax benefit from share plans- income			54,066	45,849
Tax benefit from share plans- equity			89,151	109,061
Capital loss			1,291	1,391
Carried forward tax credits- credited to profit and loss			70,259	47,537
Unrealized loss on investments			0	1,076
Other, net			10,787	10,610
Items for which no deferred tax assets is recognized			2,733,031	2,635,733
Reconciliation of deferred tax assets, net
Balance at the beginning of	3,212	47,060
Deferred tax expense for the year	19,994	(15,916)
Debited to equity	(17,867)	(8,884)
Impact from business combinations	(1,401)	(19,092)
Currency revaluation impact	109	44
Balance at the end of	4,047	3,212
Depreciation for tax purposes
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	35	35	500	35
Deferred tax benefit (expense)	465	(2,564)
Reconciliation of deferred tax assets, net
Balance at the beginning of	35
Balance at the end of	500	35
Provisions, accruals and prepayments
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(454)	(454)	152	(454)
Deferred tax benefit (expense)	240	(7,164)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(454)
Balance at the end of	152	(454)
Deferred revenue
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(3,073)	(3,073)	697	(3,073)
Deferred tax benefit (expense)	3,775	(23,932)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(3,073)
Balance at the end of	697	(3,073)
Unrealized foreign currency exchange gains
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(428)	(428)	(1,414)	(428)
Deferred tax benefit (expense)	(986)	(101)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(428)
Balance at the end of	(1,414)	(428)
Unrealized investment losses (gains)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(8,213)	(8,213)	(26,133)	(8,213)
Deferred tax benefit (expense)	421	(405)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(8,213)
Balance at the end of	(26,133)	(8,213)
Carried forward tax losses (gains)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	2,034	2,034	5,893	2,034
Deferred tax benefit (expense)	3,430	(409)
Reconciliation of deferred tax assets, net
Balance at the beginning of	2,034
Balance at the end of	5,893	2,034
Carried forward tax credits—credited to profit and loss
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	2,452	2,452	3,571	2,452
Deferred tax benefit (expense)	1,055	(3,005)
Reconciliation of deferred tax assets, net
Balance at the beginning of	2,452
Balance at the end of	3,571	2,452
Intangible assets
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	9,943	9,943	17,538	9,943
Deferred tax benefit (expense)	9,445	13,095
Reconciliation of deferred tax assets, net
Balance at the beginning of	9,943
Balance at the end of	17,538	9,943
Tax benefit from share plans—income
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	551	551	1,012	551
Deferred tax benefit (expense)	459	331
Reconciliation of deferred tax assets, net
Balance at the beginning of	551
Balance at the end of	1,012	551
Tax benefit (expense) from share plans—equity
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	889	889	1,230	889
Deferred tax benefit (expense)	(91)	300
Reconciliation of deferred tax assets, net
Balance at the beginning of	889
Balance at the end of	1,230	889
Deferred foreign taxes
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	0	0	0	0
Deferred tax benefit (expense)	0	10,605
Reconciliation of deferred tax assets, net
Balance at the beginning of	0
Balance at the end of	0	0
Other, net
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(524)	(524)	$ 1,001	$ (524)
Deferred tax benefit (expense)	1,781	(2,667)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(524)
Balance at the end of	$ 1,001	$ (524)